Expense Example - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund - Class K6	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343